CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Private Placement	Class A Common Stock Subject to Redemption Common Stock [Member]	Class A Common Stock Subject to Redemption Private Placement Common Stock [Member]	Class B Common Stock Common Stock [Member]	Additional Paid-in Capital Common Stock [Member]	Additional Paid-in Capital Private Placement Common Stock [Member]	Accumulated Deficit Common Stock [Member]	As Previously Reported	As Previously Reported Class A Common Stock Subject to Redemption Common Stock [Member]	As Previously Reported Class B Common Stock Common Stock [Member]	As Previously Reported Additional Paid-in Capital Common Stock [Member]	As Previously Reported Accumulated Deficit Common Stock [Member]
Balance at the beginning at Oct. 06, 2020	$ 0		$ 0		$ 0	$ 0		$ 0
Balance at the beginning (in shares) at Oct. 06, 2020			0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to sponsor	25,000				$ 720	24,280
Issuance of Class B ordinary shares to sponsor, (in Shares)					7,200,000
Net income (loss)	(20,000)							(20,000)
Balance at the end at Dec. 31, 2020	5,000		$ 0		$ 720	24,280		(20,000)	$ 5,000	$ 0	$ 720	$ 24,280	$ (20,000)
Balance at the end (in shares) at Dec. 31, 2020			0		7,200,000					0	7,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units	$ 214,438,838		$ 2,430			214,436,408
Sale of units (in shares)	24,300,287		24,300,287
Sale of Private Placement Units	$ 35,000,000	$ 35,000,000	$ 350				$ 34,999,650
Sale of Private Placement Warrants	6,860,057					6,860,057
Ordinary shares subject to redemption	(243,002,870)		$ (2,430)			(243,000,440)
Ordinary shares subject to redemption (in Shares)			(24,300,287)
Over allotment option liability	(1,056,000)					(1,056,000)
Net income (loss)	(1,738,750)							(1,738,750)
Balance at the end at Mar. 31, 2021	10,506,275		$ 350		$ 720	12,263,955		(1,758,750)
Balance at the end (in shares) at Mar. 31, 2021			3,500,000		7,200,000
Balance at the beginning at Dec. 31, 2020	5,000		$ 0		$ 720	24,280		(20,000)	$ 5,000	$ 0	$ 720	$ 24,280	$ (20,000)
Balance at the beginning (in shares) at Dec. 31, 2020			0		7,200,000					0	7,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units	$ 214,438,838		$ 2,430			214,436,408
Sale of units (in shares)	24,300,287		24,300,287
Sale of Private Placement Units	$ 35,000,000	$ 35,000,000		$ 350			$ 34,999,650
Sale of Private Placement Warrants	6,860,057					6,860,057
Ordinary shares subject to redemption	(243,002,870)		$ (2,430)			(243,000,440)
Ordinary shares subject to redemption (in Shares)			(24,300,287)
Surrender and cancellation of Founder Shares					$ (25)	25
Surrender and cancellation of Founder Shares (in Shares)					(249,928)
Over allotment option liability	(1,056,000)					(1,056,000)
Net income (loss)	(5,038,764)							(5,038,764)
Balance at the end at Dec. 31, 2021	7,206,261		$ 350		$ 695	12,263,980		(5,058,764)
Balance at the end (in shares) at Dec. 31, 2021			3,500,000		6,950,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Private Placement Units (in Shares)		3,500,000	3,500,000
Sale of Private Placement Units (in Shares)		3,500,000		3,500,000
Net income (loss)	1,010,040							1,010,040
Balance at the end at Mar. 31, 2022	$ 8,216,301		$ 350		$ 695	$ 12,263,980		$ (4,048,724)
Balance at the end (in shares) at Mar. 31, 2022			3,500,000		6,950,072